DERIVATIVES - Additional Information (Detail) $ in Thousands	Dec. 31, 2022 USD ($) entity	Dec. 31, 2021 USD ($) entity
Derivative [Line Items]
Number of counterparties | entity	6	6
Derivative Asset		$ 212,970
Derivative Assets (Liabilities), at Fair Value, Net	$ 0
Derivative Liability	357,698	212,977
Derivative, Notional Amount	$ 19,828,103	$ 17,683,691
Foreign Exchange [Member]
Derivative [Line Items]
Number of counterparties | entity	5	4
Credit Risk Contract [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	$ 5	$ 100
Derivative, Notional Amount	379,300	362,800
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative, Notional Amount	12,000	45,000
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts		3,300
Derivative, Notional Amount	15,300	$ 62,500
Credit Risk Derivative Assets, at Fair Value	$ 4,300
Derivative [Member]
Derivative [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Foreign Exchange [Member]
Derivative [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 2,200,000	$ 2,400,000
Derivative [Member] | Other Liabilities [Member] | Foreign Exchange [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 7,700,000	$ 6,400,000